COMMON SHARE (Details)				1 Months Ended	12 Months Ended
	Dec. 02, 2015 shares	May 09, 2014 shares	Apr. 09, 2014 shares	Apr. 30, 2014 shares	Mar. 31, 2018 Vote class shares	Mar. 31, 2017 shares
Common share
Class B to Class A common share conversion ratio				1
Class A redesignated to Class C common shares (in shares)				805,100
Number of classes of authorized ordinary shares | class					2
Common shares, authorized					39,648,485	39,648,485
Common shares, issued					34,721,539	34,721,539
Common shares, outstanding					34,721,539	34,721,539
Rights Plan
Common share
Common shares issued (in shares)	0
Minimum percentage of common shares required to exercise right	10.00%
Class A common shares
Common share
Number of vote each share entitled to | Vote					1
Common shares issued (in shares)			5,215,794
Conversion of convertible preferred shares to common shares (in shares)			20,781,515
Common shares, authorized					37,648,485	37,648,485
Common shares, issued					33,916,439	33,916,439
Common shares, outstanding					33,916,439	33,916,439
Class A common shares | IPO
Common share
Common shares issued (in shares)			3,787,223
Class A common shares | Private placement
Common share
Common shares issued (in shares)			1,428,571
Class A common shares | Green Shoe
Common share
Common shares issued (in shares)		514,556
Class C common shares
Common share
Number of vote each share entitled to | Vote					15
Common shares, authorized					2,000,000	2,000,000
Common shares, issued					805,100	805,100
Common shares, outstanding					805,100	805,100